Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Non-Accrual Loans (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	¥ 1,356,731,429	¥ 6,496,008,335
Recorded investment, Impaired loans	483,249,029	552,061,223
Recorded investment, Impaired loans with related allowance for credit losses	307,289,000	347,140,598
Recorded investment, Impaired loans without related allowance for credit losses	175,960,029	204,920,625
Related allowance for credit losses	130,293,599	79,208,134
First lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	638,113,093	2,470,162,350
Recorded investment, Impaired loans	185,048,520	223,629,316
Recorded investment, Impaired loans with related allowance for credit losses	126,348,839	152,995,572
Recorded investment, Impaired loans without related allowance for credit losses	58,699,681	70,633,744
Related allowance for credit losses	23,143,482	43,242,069
Second lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	718,618,336	4,025,845,985
Recorded investment, Impaired loans	298,200,509	328,431,907
Recorded investment, Impaired loans with related allowance for credit losses	180,940,161	194,145,026
Recorded investment, Impaired loans without related allowance for credit losses	117,260,348	134,286,881
Related allowance for credit losses	¥ 107,150,117	¥ 35,966,065